MET INVESTORS SERIES TRUST

                        Dreman Small-Cap Value Portfolio

                      SUPPLEMENT DATED DECEMBER 21, 2006 TO
                         PROSPECTUSES DATED MAY 1, 2006
                                       AND
            TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2006,
                        AS SUPPLEMENTED NOVEMBER 1, 2006


     This Supplement is made as of December 21, 2006 to the Prospectuses dated May 1, 2006 and to the Statement of Additional Information ("SAI") of Met Investors Series Trust dated May 1, 2006, as supplemented November 1, 2006.

     Effective at the close of the New York Stock Exchange on December 21, 2006, the following replaces in its entirety the information appearing under the heading "MANAGEMENT - The Advisers - Dreman Value Management, LLC" in the Prospectuses.

     DREMAN VALUE MANAGEMENT, LLC ("Dreman"), 520 East Cooper Avenue, Aspen, Colorado 81611, is the Adviser to the Dreman Small-Cap Value Portfolio of the Trust. Dreman began serving as an investment adviser in 1977 and currently serves as investment adviser or sub-adviser to institutional and high-net worth clients. As of September 30, 2006, Dreman managed nearly $20 billion in assets.

o E. Clifton Hoover, Jr. is Managing Director and co-Chief Investment Officer of Dreman's Large Cap Value Strategy. Mr. Hoover joined Dreman December 4, 2006. Prior to joining Dreman Mr. Hoover was with NFJ Investment Group ("NFJ") since 1997. At NFJ Mr. Hoover was Managing Director and oversaw several Large and Small Cap portfolios.

     Effective at the close of the New York Stock Exchange on December 21, 2006, the following replaces in its entirety the information appearing in Appendix C to the SAI with respect to Dreman Small-Cap Value Portfolio.

     The Adviser has provided the Trust with the following information regarding the Portfolio's portfolio managers identified in the Trust's Prospectus. The tables below list the number of other accounts managed by each such portfolio manager as of November 30, 2006 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account. Below each table, the Adviser has provided a description of any material conflicts of interest that may arise in connection with each portfolio manager's management of the Portfolio's investments, on the one hand, and the investments of the other accounts, on the other. The Adviser has also provided a description of the structure of, and the method used to determine, the portfolio managers' compensation during 2006. As of December 20, 2006, no portfolio manager identified in the Prospectus beneficially owned equity securities of the Portfolio for which he or she serves as portfolio manager.

------------------------------------------------------------------------------------------------------------------------------------
                                               Met Investors Series Trust
                                            Dreman Small-Cap Value Portfolio
                                              Dreman Value Management LLC

------------------------------------------------------------------------------------------------------------------------------------
------------------ ------------------------------------------------------------------- ---------------------------------------------
(a)(1)              (a)(2) Number of other accounts managed within each         (a)(3) For each of the categories in(a)(2) Number of
Portfolio           category and the total assets in the accounts manage        accounts and the total assets in the accounts with
Manager's           within each category                                        respect to which the advisory fee is based on the
Name (as                                                                        performance of the account
listed in
Prospectus)
-----------  ---------------------------------------------------------------------------------------------------------------------
-----------  ---------------------------------------------------------------------------------------------------------------------
                     (A)                   (B)                 (C)                (A)               (B)                   (C)
                  Registered             Other                Other             Registered         Other                 Other
                  Investment             Pooled               Accounts          Investment         Pooled               Accounts
                  Companies              Investment                             Companies          Investment
                                         Vehicles                                                  Vehicles
------------ -------------------   ---------- ---------  ---------- ------- --------- --------  -----------------   ----------------
------------ ---------- --------   ---------- ---------  ---------- ------- --------- --------  --------  -------   --------  ------
             Number     Total      Number      Total     Number     Total    Number    Total    Number    Total     Number     Total
               of       Assets     of          Assets    of         Assets   of        Assets   of        Assets    of        Assets
             Accounts              Accounts              Accounts            Accounts           Accounts            Accounts
------------ --------   --------  ----------  --------  ---------   -------  --------  -------  --------  -------   --------  ------
------------ --------   --------  ----------  --------  ---------   -------  --------  -------  --------  -------   --------  ------
David           19     $15.7           3      $6.0         114      $4.1        0       $0        3       $60.0        0         $0
Dreman                  billion               million               billion                               million
------------ --------   --------  ----------  --------  ---------   -------  --------  -------  -------   --------  --------  ------
------------ --------   --------  ----------  --------  ---------   -------  --------  -------  -------   --------  --------  ------
E. Clifton      13     $15.3           0         $0          0        $0        0       $0        0        $0          0         $0
Hoover, Jr.             billion
------------ --------  --------   ----------  --------  ----------  -------  --------  --------  -------  --------  --------  ------


(a)(4)  Description of any material conflicts

     In addition to managing the assets of the Fund, the portfolio manager may manage other client accounts of the advisor. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies other than the Fund, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of the Fund's most recent fiscal year end.

(b) Compensation

     The Funds have been advised that the advisor has implemented a highly competitive compensation plan which seeks to attract and retain exceptional investment professionals who have demonstrated that they can consistently outperform their respective fund's benchmark. The compensation plan is comprised of both a fixed component and a variable component. The variable component is determined by assessing the investment professional's performance measured utilizing both quantitative and qualitative factors.

     The Advisor's investment professionals are each paid a fixed base salary that is determined based on their job function and responsibilities. The base salary is deemed to be competitive with the marketplace and specifically with salaries in the financial services industry by utilizing various salary surveys compiled for the financial services industry specifically investment advisory firms. The variable component of the advisor's compensation plan which takes the form of a cash bonus combined with either stock appreciation rights grants or outright stock grants is discretionary and is designed to reward and retain investment professionals including portfolio managers and research analysts for their contributions to the Fund's performance relative to its benchmark.

     Investment professionals may receive equity in the form of units or fractional units of membership interest in the advisor or they may receive stock appreciation rights which enable them to participate in the growth of the firm. The advisor's membership units are valued based on a multiple of net profits so grants of stock appreciation rights which vest over a specified term will result in additional compensation as net profits increase. Investment professionals also participate in the advisor's profit sharing plan, a defined contribution plan that allows the advisor to contribute up to twenty-five percent of an employee's total compensation, subject to various regulatory limitations, to each employee's profit sharing account. The advisor's profit sharing plan is a non-discriminatory plan which benefits all employees of the firm including both portfolio managers and research analysts. Contributions to the advisor's profit sharing plan vest over a specified term. Finally all employees of the advisor including investment professionals receive additional fringe benefits in the form of subsidized medical and dental and group-term and life insurance coverage.

     The basis for determining the variable component of an investment professional's total compensation is determined through a subjective process which evaluates an investment professional performance against several quantitative and qualitative factors including the following:

Quantitative factors:

(i) Relative ranking of the Fund's performance against its peers in the one, three and five year pre-tax investment performance categories. The Fund's performance is evaluated against peers in its fund category and performance is ranked from one to four on a declining scale depending on the quartile in which the portfolio manager's absolute performance falls. The portfolio manager is rewarded on a graduated scale for outperforming relative to his peers.

(ii) Relative performance of the Fund's performance against the pre-determined indices for the product strategy against which the Fund's performance is measured. The portfolio manager is rewarded on a graduated scale for outperforming relative to the fund's benchmark index.

(iii)Performance of the Fund's portfolio measured through attribution analysis models which analyses the portfolio manager's contribution from both an asset allocation or sector allocation perspective and security selection perspective. This factor evaluates how the investment professional performs in linking performance with the client's investment objective including investment parameters and risk and return objectives. This factor may include some qualitative characteristics.

Qualitative factors:

     (i) Ability to work well with other members of the investment professional team and mentor junior members

     (ii) Contributions to the organizational overall success with new product strategies

     (iii)Other factors such as contributing to the team in a leadership role and by being responsive to requests for assistance


(c) Ownership of Securities.

-----------------   ----------   -----------   ---------------   ----------------   -----------------   --------------   -----------

Portfolio Manager    none        $1-$10,000    $10,001-$50,000   $50,001-$100,000   $100,001-$500,000     $500,001-           over
                                                                                                        $1,000,000        $1,000,000
-----------------   ----------   -----------   ---------------   ----------------   -----------------   --------------   -----------
-----------------   ----------   -----------   ---------------   ----------------   -----------------   --------------   -----------
David Dreman         XXX
-----------------   ----------   -----------   ---------------   ----------------   -----------------   --------------    ----------
-----------------   ----------   -----------   ---------------   ----------------   -----------------   --------------    ----------
E. Clifton
Hoover,Jr.           XXX
-----------------   ----------   -----------   ---------------   ----------------   -----------------   --------------    ----------

Date:  December 21, 2006